Security Deposit	6 Months Ended
Jun. 30, 2024
Security Deposit [Abstract]
SECURITY DEPOSIT

7. SECURITY DEPOSIT

As of June 30, 2024 and December 31, 2023, the security deposit from the company’s continuing operations was for rent of the Company’s warehouse of $2,000 and $52,545, respectively. The Company made a deposit of $2,000 for a new lease that was effective on June 1, 2024.

The Company made a deposit of $50,000 for a lease of BEC that was effective on September 1, 2023. On February 29, 2024, the Management decided an early termination of this lease; as a result, the landlord didn’t return the security deposit.

As of December 31, 2023, the security deposit from the company’s discontinued operation (BEH) was for rent of the Company’s office of $41,841, respectively.